   [LOGO]

 The
Bear Stearns
 Funds

245 Park Avenue
New York, NY 10167
1.800.766.4111

INVESTMENT MANAGER/ADVISER
AND ADMINISTRATOR               TRANSFER AND DIVIDEND
Bear Stearns Funds              DISBURSEMENT AGENT
Management Inc.                 PFPC Inc.
245 Park Avenue                 Bellevue Corporate Center
New York, NY 10167              400 Bellevue Parkway
DISTRIBUTOR                     Wilmington, DE 19809
Bear, Stearns & Co. Inc.        INDEPENDENT AUDITORS
245 Park Avenue                 Deloitte & Touche LLP
New York, NY 10167              Two World Financial Center
TOTAL RETURN BOND               New York, NY 10281
PORTFOLIO:                      EMERGING MARKETS DEBT
CUSTODIAN                       PORTFOLIO:
Custodial Trust Company         CUSTODIAN
101 Carnegie Center             Brown Brothers Harriman & Co.
Princeton, NJ 08540             40 Water Street
COUNSEL                         Boston, MA 02109
Kramer, Levin, Naftalis &       COUNSEL
Frankel                         Mayer, Brown & Platt
919 Third Avenue                1675 Broadway
New York, NY 10022              New York, NY 10019

The financial information included herein is taken from the records of each Portfolio without examination by independent auditors who do not express an opinion thereon.

This report is submitted for the general information of the shareholders of each Portfolio. It is not authorized for distribution to prospective investors in each Portfolio unless it is proceded or accompanied by a current prospectus which includes details regarding each Portfolio's objectives, policies, sales commissions and other information. Total investment return is based on historical results and is not intended to indicate future performance. The investment return and principal value of an investment in each Portfolio will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than original cost.

                                                                    BSF-R-016-01

Emerging
Markets Debt
Portfolio

Total Return
Bond Portfolio

Semi-Annual Report
September 30, 1997

THE                     BEAR                    STEARNS                    FUNDS

                        Emerging Markets Debt Portfolio
                          Total Return Bond Portfolio
                             LETTER TO SHAREHOLDERS

                                                                October 20, 1997
Dear Shareholders,

We are pleased to present the semi-annual report to shareholders for the Emerging Markets Debt Portfolio ("Debt Portfolio")* and Total Return Bond Portfolio ("Bond Portfolio") for the six months ended September 30, 1997. Detailed performance data for each class of shares of each Portfolio can be found in the "Financial Highlights" and in the line graph sections of this report.

EMERGING MARKETS DEBT PORTFOLIO

For the six months ended September 30, 1997, the Debt Portfolio's class A shares (without giving effect to the sales charge) had a total return of 18.09%, and class C shares (without giving effect to the contingent deferred sales charge) had a total return of 17.83%.(1)(2) The Debt Portfolio's benchmark, the Salomon Brothers Emerging Markets Debt Mutual Fund Index, returned 18.78% for the period.

The strong performance of emerging market debt over the last six months primarily reflects continuing improvements in the credit quality of emerging regions outside Asia. For example, in the third calendar quarter, five countries received an initial rating from one of the two major credit rating agencies, two of which were investment grade.

The markets were further supported by the continuation of stronger-than-expected economic growth and ongoing efforts to introduce economic reforms. In Latin America, for example, year-to-date economic growth appears to be up more than 5%, up from 3.5% in 1996. The prospects for faster progress in privatization of state-owned enterprises have generally risen. Russia continues to make progress in introducing meaningful fiscal reforms and is likely to complete the restructuring of its commercial bank debt before year-end. Countries such as Argentina, Ecuador, Panama, Brazil and Venezuela have issued new debt to retire higher-cost Brady bonds.

The best-performing markets during the quarter were Ecuador (up 17.0%), due to the receipt of a higher-than-expected credit rating and the issuance of new debt; Bulgaria (up 15.1%), as inflation fell and expectations grew that higher-cost debt will be retired; and Russia (up 13.6%), as the imminent completion of its debt restructuring appeared likely. The worst-performer was the Philippines (up 0.2%), due to a downward revision in economic growth forecasts and regional currency weakness.

POSITIVE OUTLOOK FOR MEXICO AND RUSSIA

Currently, we are most optimistic on the Mexican and Russian markets. In Mexico, there are growing signs of a revival in domestic demand and an increasing likelihood of a credit rating upgrade over the next 12 months, although the pace of reform may slow due to the integration of new political forces in the government. In Russia, we expect passage of tax reform legislation, a return to positive economic growth and a rating upgrade.

The Debt Portfolio was invested solely in dollar-denominated instruments over the past six months. As a result, there was no direct exposure to volatility in local currencies. The recent turbulence in the Southeast Asian currency markets, therefore, had only a modest effect on our Philippine holdings (representing 4% of the Debt Portfolio's net assets).

As before, we remain cautiously optimistic about the prospects for emerging market debt. We are confident that progress on reforms will continue, though at a slower pace than we would like. Consistent with our focus on relative value, we are assessing whether the underperformance of selected Asian markets presents a buying opportunity and are considering increasing our allocation to this region.

TOTAL RETURN BOND PORTFOLIO

For the six months ended September 30, 1997, the Bond Portfolio's class A shares (without giving effect to the sales charge) had a total return of 6.92%, class C shares (without giving effect to the contingent deferred sales charge) had a total return of 6.71% and class Y shares returned 7.11%.(2)(3) The Bond Portfolio's benchmark, the Salomon Brothers Broad Investment Grade Bond Index, returned 7.05% for the period.

While the impact of positive economic conditions has been most dramatic in the equity markets, they have helped strengthen the fixed income markets as well. After a shaky first quarter, in which investors feared sustained, above-average growth and higher inflation, bonds rallied during the following six months as both the economy and labor market pressures eased.

In late summer, economic and currency turmoil in the Asian markets lent further support to dollar markets. While intermediate- and long-term rates fell, this occurred in an atmosphere of rising volatility as the market participants continued to be divided into two camps: the stronger-growth, Fed-tightening proponents vs. the low-inflation, moderate-growth camp. For the time being, the low-inflation side has won out due to recent economic reports indicating a moderation in the pace of economic growth. Inflation is now running at a rate below 2% for the year, which translates to a real rate of return of more than 3.75% on five-year Treasuries as of the end of September 1997.

SELECTED OPPORTUNITIES IN ASIA

All sectors performed well during the period, with mortgage-backed issues providing the highest risk-adjusted returns, followed closely by corporate bonds, then Treasuries. Corporate and asset-backed securities account for approximately 56% of the Bond Portfolio's net assets for three reasons: they have the potential to enhance yield, the outlook for corporate profits remains solid, and they allow us to take advantage of dislocations in the Yankee securities market. (Yankee issues are U.S. dollar-denominated bonds issued by foreign sovereign and corporate entities in the U.S.)

The Bond Portfolio continues to emphasize corporate securities since the outlook for corporate profits remains solid, which bodes well for both credit quality and credit spreads vs. Treasuries, notwithstanding the increased supply at these lower interest-rate levels.

In general, our outlook for the fixed income market continues to be positive given high real rates of return and the relative attractiveness of U.S. rates vs. the rest of the G-7 markets.

In conclusion, we value the confidence you have placed in us and would be pleased to address any questions or concerns you may have. Please feel free to call us at 1-800-766-4111.

Sincerely,

          [LOGO]                    [LOGO]                            [LOGO]
Robert S. Reitzes                   Edward R. Vaimberg                Peter E. Mahoney
President                           Portfolio Manager                 Portfolio Manager
Bear Stearns Investment Trust and   Emerging Markets Debt Portfolio   Total Return Bond Portfolio
The Bear Stearns Funds

-------
* International investing involves risks such as currency exchange rate-volatility, possible political, social, or economic instability and differences in taxation and other financial standards.
(1)For the six months ended September 30, 1997, the Debt Portfolio's class A shares had a total return of 13.67%, including the initial 3.75% maximum sales charge, and class C shares returned 16.80%, including the 1.00% contingent deferred sales charge.
(2)Bear Stearns Funds Management Inc. waived its advisory fee and agreed to voluntarily reimburse a portion of the operating expenses of each Portfolio, as necessary, to maintain the expense limitations, as set forth in the notes of the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of such fees and expenses in excess of the expense limitations.
(3)For the six months ended September 30, 1997, the Bond Portfolio's class A shares had a total return of 2.90%, including the initial 3.75% maximum sales charge, and class C shares returned 5.68%, including the 1.00% contingent deferred sales charge.

THE                     BEAR                    STEARNS                    FUNDS

                        Emerging Markets Debt Portfolio
             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                  CLASS A SHARES(1)(2)(3) VS. VARIOUS INDICES
                                  (UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                   CLASS A SHARES        SALOMON BROTHERS         CONSUMER

                                                                                              Emerging Markets         Price
                                                                                        Debt Mutual Fund Index         Index
May 04, 1995                                                                $9,625                     $10,000       $10,013
Jun 30, 1995                                                               $10,203                     $10,950       $10,040
Sept. 30, 1995                                                             $10,805                     $11,450       $10,086
Dec. 31, 1995                                                              $11,877                     $12,600       $10,138
Mar. 31, 1996                                                              $12,667                     $13,400       $10,244
Jun 30, 1996                                                               $14,107                     $14,300       $10,323
Sept. 30, 1996                                                             $15,590                     $16,331       $10,388
Dec. 31, 1996                                                              $16,719                     $17,799       $10,481
Mar. 31, 1997                                                              $16,907                     $18,013       $10,527
Jun 30, 1997                                                               $18,651                     $19,987       $10,560
Sept. 30, 1997                                                             $19,966                     $21,400       $10,626
Past performance is not predictive of future performance.
Emerging Markets Debt Portfolio
Class A shares                                                                                                       $19,996
Salomon Brothers Emerging Markets Debt Mutual Fund Index                                                             $21,400
Consumer Price Index                                                                                                 $10,626

                                          TOTAL RETURNS

                                                            ONE YEAR ENDED           AVERAGE
                                                          SEPTEMBER 30, 1997        ANNUAL(4)
                                                          -------------------  -------------------
Emerging Markets Debt Portfolio(2)
    Class A shares(5)...................................           23.29%               33.18%
    Class C shares(3)...................................           27.61                36.22
Salomon Brothers Emerging Markets Debt Mutual Fund
    Index(1)............................................           31.04                37.05
Consumer Price Index(1).................................            2.15                 2.55

----------
(1) The chart assumes a hypothetical $10,000 initial investment in the Debt Portfolio and reflects all portfolio expenses. Investors should note that the Debt Portfolio is a professionally managed mutual fund while the indices are either unmanaged and do not incur sales charges or expenses and/or are not available for investment. Performance of the indices corresponds to the performance of class A shares only.
(2) Bear Stearns Funds Management Inc. waived its investment management fee and agreed to voluntarily reimburse a portion of the Debt Portfolio's operating expenses, as necessary, to maintain the expense limitation, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of the expense limitations.
(3) Assuming no redemption of shares at the end of the period, the return of class C shares (for which July 26, 1995 was the initial public offering date) would have been higher than class A shares if operations were commenced on the same day. The higher return is due to the fact that there is no initial sales charge on class C shares.
(4) Commencing May 4, 1995, Bear Stearns Funds Management Inc. assumed the daily portfolio management responsibility for the Debt Portfolio. Total returns for class A shares shown are for the period May 4, 1995 through September 30, 1997. For the period May 3, 1993 (commencement of investment operations) through May 3, 1995 the Debt Portfolio's investment adviser was BEA Associates and those results are not shown.
(5) Reflects the initial maximum 3.75% sales charge. Without the applicable sales charge, the total returns would have been 28.10% and 35.31%, respectively, for each period shown.

THE                     BEAR                    STEARNS                    FUNDS

                          Total Return Bond Portfolio
             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
               CLASS A AND C SHARES(1)(2)(3) VS. VARIOUS INDICES
                                  (UNAUDITED)
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                               CLASS A SHARES    CLASS C SHARES     SALOMON BROTHERS

                                                                                                      Broad Investment
                                                                                                      Grade Bond Index
Apr 5, 1995                                                             $9,625           $10,000               $10,000
Jun 30, 1995                                                           $10,027           $10,412               $10,568
Sept. 30, 1995                                                         $10,260           $10,587               $10,767
Dec. 31, 1995                                                          $10,679           $11,064               $11,234
Mar. 31, 1996                                                          $10,430           $10,797               $11,038
Jun 30, 1996                                                           $10,467           $10,824               $11,092
Sept. 30, 1996                                                         $10,644           $10,996               $11,300
Dec. 31, 1996                                                          $10,972           $11,332               $11,641
Mar. 31, 1997                                                          $10,908           $11,245               $11,581
Jun 30, 1997                                                           $11,308           $11,648               $11,998
Sept. 30, 1997                                                         $11,659           $11,998               $12,397
Past performance is not predictive of future performance.
Total Return Bond Portfolio
Class A shares
Class C shares
Salomon Brothers Broad Investment Grade Bond Index
Consumer Price Index

                                                                CONSUMER PRICE INDEX

Apr 5, 1995                                                                    $10,000
Jun 30, 1995                                                                   $10,079
Sept. 30, 1995                                                                 $10,126
Dec. 31, 1995                                                                  $10,185
Mar. 31, 1996                                                                  $10,284
Jun 30, 1996                                                                   $10,357
Sept. 30, 1996                                                                 $10,436
Dec. 31, 1996                                                                  $10,522
Mar. 31, 1997                                                                  $10,568
Jun 30, 1997                                                                   $10,595
Sept. 30, 1997                                                                 $10,661
Past performance is not predictive of future performance.
Total Return Bond Portfolio
Class A shares                                                                 $11,659
Class C shares                                                                 $11,998
Salomon Brothers Broad Investment Grade Bond Index                             $12,397
Consumer Price Index                                                           $10,661

                                 TOTAL RETURNS

                                            ONE YEAR ENDED
                                             SEPTEMBER 30,         AVERAGE
                                                 1997             ANNUAL(4)
                                           -----------------  -----------------
Total Return Bond Portfolio(2)
    Class A shares(5)....................           5.34%              6.35%
    Class C shares.......................           8.99               7.58
    Class Y shares(3)....................           9.80               7.22
Salomon Brothers Broad Investment Grade
    Bond Index(1)........................           9.71               9.00
Consumer Price Index(1)..................           2.15               2.60

----------
(1) The chart assumes a hypothetical $10,000 initial investment in the Bond Portfolio and reflects all portfolio expenses. Investors should note that the Bond Portfolio is a professionally managed mutual fund while the indices are either unmanaged and do not incur sales charges or expenses and/or are not available for investment. Performance of the indices corresponds to the performance of class A and C shares only.
(2) Bear Stearns Funds Management Inc. waived its advisory fee and agreed to voluntarily reimburse a portion of the Bond Portfolio's operating expenses to maintain the expense limitation, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements; total returns would have been lower had there been no assumption of fees and expenses in excess of the expense limitations.
(3) The return of class Y shares (for which September 8, 1995 was the initial public offering date) would have been higher than class A and C shares if operations were commenced on the same day. The higher return is due to the fact that there is no sales charge, contingent deferred sales charge or 12b-1 fee charged to class Y shares.
(4) For the period of April 5, 1995 (commencement of investment operations) through September 30, 1997.
(5) Reflects the initial maximum 3.75% sales charge. Without the applicable sales charge, the total returns would have been 9.42% and 8.00%, respectively, for each period shown.

THE                     BEAR                    STEARNS                    FUNDS
                        Emerging Markets Debt Portfolio
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)
--------------------------------------------------------------------------------
                               SECTOR ALLOCATION
                        (AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------

COUNTRY                                            INVESTMENT
EDGAR REPRESENTATION OF DATA
POINTS USED IN PRINTED GRAPHIC

Russia                           4.71
Panama                           4.61
Brazil                          17.16
Bulgaria                         4.89
Cash & cash equivalents          7.99
Mexico                          17.14
Morocco                          4.38
Poland                           3.62
Venezuela                        3.45
Argentina                       14.20
Philippines                      4.00
Ecuador                          4.67
Peru                             4.62
Nigeria                          4.56

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Global/Euro bonds                3.61
Cash & cash equivalents          7.99
Loan participants                9.10
Brady bonds                     79.30

--------------------------------------------------------------------------------
                                TOP TEN ISSUERS
--------------------------------------------------------------------------------

                                                                                    PERCENT OF NET
RANK ISSUER                                              CURRENCY    SECURITY TYPE      ASSETS
------------------------------------------------------  -----------  -------------  ---------------
  1. Federal Republic of Brazil........................ U.S. dollar  Brady bond             17.16
  2. United Mexican States............................. U.S. dollar  Brady/Global           17.14
                                                                     bond
  3. Republic of Argentina............................. U.S. dollar  Brady bond             14.20
  4. Republic of Bulgaria.............................. U.S. dollar  Brady bond              4.89
  5. Vneshekonombank................................... U.S. dollar  Loan                    4.71
                                                                     Participation
  6. The Republic of Ecuador........................... U.S. dollar  Brady bond              4.67
  7. The Republic of Peru.............................. U.S. dollar  Brady bond              4.62
  8. The Republic of Panama............................ U.S. dollar  Brady bond              4.61
  9. Central Bank of Nigeria........................... U.S. dollar  Brady bond              4.56
 10. The Kingdom of Morocco............................ U.S. dollar  Loan                    4.38
                                                                     Participation

THE                     BEAR                    STEARNS                    FUNDS
                          Total Return Bond Portfolio

                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

--------------------------------------------------------------------------------

                               SECTOR ALLOCATION
                        (AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                       Total Return      Salomon Brothers
                                     Bond Portfolio      Broad Investment
                                                         Grade Bond Index
Treasury/Government securities               15.25%                49.55%
Corporates                                   55.64%                21.10%
Mortgage-backed Securities                   15.19%                29.35%
Preferred Stock                               2.38%                 0.00%
Cash & cash equivalents                      11.51%                 0.00%

--------------------------------------------------------------------------------

                     FIXED INCOME PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

                                                     TOTAL RETURN     SALOMON BROTHERS BROAD
                                                    BOND PORTFOLIO  INVESTMENT GRADE BOND INDEX
                                                    --------------  ---------------------------
Average Maturity..................................    10.92 years            8.45 years

Average Duration..................................     4.80 years            4.55 years

Average Coupon....................................          7.15%                 7.19%

Yield to Maturity.................................          6.80%                 6.52%

THE                     BEAR                    STEARNS                    FUNDS

                        Emerging Markets Debt Portfolio
                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

----------------------------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                          INTEREST   MATURITY    MARKET
   (000'S)+                                                           RATE       DATE       VALUE

----------------------------------------------------------------------------------------------------
                LONG-TERM INVESTMENTS -- 92.01%

                ARGENTINA - 14.20%
                SOVEREIGN
     1,200      Republic of Argentina, Discount Bond, Series L
                  (a)(b)..........................................  6.875%     03/31/23  $ 1,087,500
     6,200      Republic of Argentina, Par Bond (b)(c)............  5.500      03/31/23    4,688,750
                                                                                         -----------
                Total Argentina (cost - $4,953,210)...............                         5,776,250
                                                                                         -----------

                BRAZIL - 17.16%
                SOVEREIGN
     2,353      Federal Republic of Brazil, Capitalization Bond
                  (b)(c)..........................................  8.000      04/15/14    2,003,303
       900      Federal Republic of Brazil, DCB (a)(b)............  6.937      04/15/12      762,795
     1,955      Federal Republic of Brazil, EI Bond (a)(b)........  6.875      04/15/06    1,834,122
       400      Federal Republic of Brazil, FLIRB, Bearer
                  (a)(b)..........................................  4.500      04/15/09      326,500
     2,300      Federal Republic of Brazil, NMB, Series L
                  (a)(b)..........................................  6.937      04/15/09    2,055,625
                                                                                         -----------
                Total Brazil (cost - $6,684,879)..................                         6,982,345
                                                                                         -----------

                BULGARIA - 4.89%
                SOVEREIGN
       900      Republic of Bulgaria, FLIRB, Series A (a)(b)......  2.250      07/28/12      592,312
       625      Republic of Bulgaria, IAB, Bearer (a)(b)..........  6.687      07/28/11      505,859
     1,100      Republic of Bulgaria, IAB, Registered (a)(b)......  6.687      07/28/11      890,312
                                                                                         -----------
                Total Bulgaria (cost - $1,442,301)................                         1,988,483
                                                                                         -----------

                ECUADOR - 4.67%
                SOVEREIGN
     1,000      The Republic of Ecuador, Discount Bond (a)(b).....  6.687      02/28/25      820,850
     1,476      The Republic of Ecuador, PDI, Bearer Bond
                  (a)(b)..........................................  6.687      02/27/15    1,080,287
                                                                                         -----------
                Total Ecuador (cost - $1,495,083).................                         1,901,137
                                                                                         -----------

                MEXICO - 17.14%
                SOVEREIGN
     1,000      Petroleos Mexicanos, Corporate Bond (e)(i)........  9.500      09/15/27    1,019,403
     2,100      United Mexican States, Discount Bond, Series B
                  (a)(b)(g).......................................  6.835      12/31/19    2,008,125
       450      United Mexican States, Par Bond, Series A
                  (b)(g)..........................................  6.250      12/31/19      374,062
     4,300      United Mexican States, Par Bond, Series B
                  (b)(g)..........................................  6.250      12/31/19    3,574,375
                                                                                         -----------
                Total Mexico (cost - $6,307,346)..................                         6,975,965
                                                                                         -----------

The accompanying notes are an integral part of the financial statements.

THE                     BEAR                    STEARNS                    FUNDS

                        Emerging Markets Debt Portfolio
                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

----------------------------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                          INTEREST   MATURITY    MARKET
   (000'S)+                                                           RATE       DATE       VALUE

----------------------------------------------------------------------------------------------------
                LONG-TERM INVESTMENTS (CONTINUED)
                MOROCCO - 4.38%
                SOVEREIGN
     1,900      The Kingdom of Morocco, Tranche A, Loan
                  Participation (a)
                  (cost - $1,365,599).............................  6.812%     01/01/09  $ 1,783,625
                                                                                         -----------

                NIGERIA - 4.56%
                SOVEREIGN
     2,500      Central Bank of Nigeria, Par Bond (b)(c)(h)
                  (cost - $1,703,836).............................  6.250      11/15/20    1,853,125
                                                                                         -----------

                PANAMA - 4.61%
                SOVEREIGN
     1,925      The Republic of Panama, IRB (a)(b)................  3.750      07/17/14    1,499,094
       437      The Republic of Panama, PDI Bond (a)(b)...........  6.687      07/17/16      377,872
                                                                                         -----------
                Total Panama (cost - $1,756,505)..................                         1,876,966
                                                                                         -----------

                PERU - 4.62%
                SOVEREIGN
       400      The Republic of Peru, Discount Bond (a)(b)........  6.687      03/08/27      349,000
       250      The Republic of Peru, FLIRB (b)(c)................  3.250      03/07/17      154,063
     2,046      The Republic of Peru, PDI Bond (b)(c).............  4.000      03/07/17    1,374,656
                                                                                         -----------
                Total Peru (cost - $1,340,699)....................                         1,877,719
                                                                                         -----------

                PHILIPPINES - 4.00%
                SOVEREIGN
     1,050      Republic of the Philippines, FLIRB, Series B
                  (a)(b)..........................................  5.000      06/01/08      987,000
       725      Republic of the Philippines, Par Bond, Series B
                  (b)(c)..........................................  6.250      12/01/17      640,719
                                                                                         -----------
                Total Philippines (cost - $1,642,631).............                         1,627,719
                                                                                         -----------

                POLAND - 3.62%
                SOVEREIGN
     1,700      The Polish People's Republic, PDI, Bearer Bond
                  (b)(c)
                  (cost - $1,456,870).............................  4.000      10/27/14    1,474,750
                                                                                         -----------

                RUSSIA - 4.71%
                SOVEREIGN
     1,850      Vneshekonombank, Loan Participation (d)(f)
                  (cost - $1,214,500).............................     --      10/13/04    1,918,450
                                                                                         -----------

The accompanying notes are an integral part of the financial statements.

THE                     BEAR                    STEARNS                    FUNDS

                        Emerging Markets Debt Portfolio
                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

----------------------------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                          INTEREST   MATURITY    MARKET
   (000'S)+                                                           RATE       DATE       VALUE

----------------------------------------------------------------------------------------------------
                LONG-TERM INVESTMENTS (CONTINUED)
                VENEZUELA - 3.45%
                SOVEREIGN
     1,000      Republic of Venezuela, DCB (a)(b).................  6.750%     12/18/07  $   953,450
       475      Republic of Venezuela, Series A (i)...............  9.250      09/15/27      451,598
                                                                                         -----------
                Total Venezuela (cost - $1,073,053)...............                         1,405,048
                                                                                         -----------
                Total Long-Term Investments
                  (cost - $32,436,512)............................                        37,441,582
                                                                                         -----------

                SHORT-TERM INVESTMENT -- 6.40%

                GRAND CAYMAN - 6.40%
     2,605      Brown Brothers Harrriman & Co. (cost -
                  $2,605,000).....................................  4.750         *        2,605,000
                                                                                         -----------
                Total Investments -- 98.41%
                  (cost -- $35,041,512)...........................                        40,046,582
                Other assets in excess of liabilities -- 1.59%....                           648,703
                                                                                         -----------
                Net Assets -- 100.00%.............................                       $40,695,285
                                                                                         -----------
                                                                                         -----------

---------
+    Denominated in United States dollars.
* Variable rate call account. Rate resets on a daily basis, amounts available generally on the same business day.
(a)    Adjustable rate; rate based on London Interbank Offered Rate (LIBOR).
(b)   Brady bond.
(c)    Step-up coupon; coupon increases at periodic intervals.
(d) In the process of converting to a Brady bond issue, the conversion date has not been finalized.
(e)   Fully collateralized by the United Mexican States.
(f)    Non-income producing security.
(g) With additional 3,230,000, 450,000, and 4,300,000 warrants attached respectively, with no market value.
(h)   With additional 2,500 warrants attached, with no market value.
(i)    Global/Euro bond.
DCB  Debt Conversion Bond.
EI    Eligible Interest.
FLIRB Front Loaded Interest Reduction Bond.
FRB  Floating Rate Bond.
IAB   Interest Arrears Bond.
IRB   Interest Reduction Bond.
NMB New Money Bond.
PDI   Past Due Interest.

The accompanying notes are an integral part of the financial statements.

THE                     BEAR                    STEARNS                    FUNDS

                          Total Return Bond Portfolio
                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

----------------------------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                          INTEREST   MATURITY    MARKET
    (000'S)                                                           RATE       DATE       VALUE

----------------------------------------------------------------------------------------------------
                LONG-TERM DEBT INVESTMENTS -- 86.06%
                CORPORATE OBLIGATIONS - 55.64%
                ASSET-BACKED - 10.20%
     $ 429      AFC Mortgage Loan Asset-Backed Certificates,
                  Series 1994-1, Class 1A.........................   6.400%    03/25/24  $   423,403
       400      First Union-Lehman Brothers Commercial Mortgage
                  Trust, Commercial Mortgage Pass-Through
                  Certificates, Series 1997-C1, Class A-2.........   7.300     04/18/29      415,891
       350      Ford Credit 1995-B Grantor Trust, Asset-Backed
                  Certificates, Class A...........................   5.900     10/15/00      350,457
       540      Morgan Stanley Capital I Inc., Series 1997-C1,
                  Class A-1B, Commercial Mortgage Pass-Through
                  Certificates....................................   7.460     03/01/04      562,950
       300      Washington Mutual Capital I, Subordinated Capital
                  Income Securities, Washington Mutual Inc.
                  Guaranteed......................................   8.375     06/01/27      313,875
                                                                                         -----------
                                                                                           2,066,576
                                                                                         -----------
                FINANCE - 25.52%
       350      Aetna Services Inc., Aetna Inc. Guaranteed........   6.970     08/15/36      359,625
       150      Associates Corp. N.A., Senior Notes...............   7.500     05/15/99      153,375
       700      Berkley, W.R. Capital Trust, Berkley, W.R. Inc.
                  Guaranteed......................................   8.197     12/15/45      714,000
       250      CIT Group Holdings, Inc. (The), Senior Notes,
                  MTN.............................................   6.750     05/14/01      254,062
       500      Guangdong Enterprises, Senior Notes, Yankee
                  Issue*..........................................   8.875     05/22/07      509,375
       700      Hutchison Whampoa Financial, Hutchison Whampoa
                  Ltd. Guaranteed*................................   7.500     08/01/27      692,125
       250      Industrial Financial Corp. - Thailand, Notes*+....   7.000     08/04/07      245,937
       500      Industrial Financial Corp. - Thailand, Notes*+....   7.125     08/04/02      498,125
       500      IRT Property Company, Senior Notes................   7.250     08/15/07      505,000
       500      Lehman Brothers Holdings Inc., Series E, MTN......   6.650     01/28/00      504,375
       200      Markel Capital Trust I, Markel Corporation
                  Guaranteed*.....................................   8.710     01/01/46      211,500
       500      Paine Webber Group Inc., Subordinated Notes.......   7.750     09/01/02      525,000
                                                                                         -----------
                                                                                           5,172,499
                                                                                         -----------
                GOVERNMENT -- NATIONAL - 2.53%
       500      The Polish People's Republic, Yankee Notes........   7.750     07/01/17      511,875
                                                                                         -----------
                INDUSTRIAL - 8.26%
       250      Hyundai Motor Co., Senior Notes...................   7.600     07/15/07      248,750
       500      LG-Caltex Oil Corporation, Unsecured Notes*.......   7.500     07/15/07      499,916
       200      MedPartners, Inc., Senior Subordinated Notes......   6.875     09/01/00      199,750
       475      Panamerican Beverages, Inc., Senior Notes*........   7.250     07/01/09      473,813
       250      Smith International Inc., Senior Notes............   7.000     09/15/07      252,813
                                                                                         -----------
                                                                                           1,675,042
                                                                                         -----------

The accompanying notes are an integral part of the financial statements.

THE                     BEAR                    STEARNS                    FUNDS

                          Total Return Bond Portfolio
                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

                LONG-TERM DEBT INVESTMENTS (CONTINUED)


----------------------------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                          INTEREST   MATURITY    MARKET
    (000'S)                                                         RATE(S)    DATE(S)      VALUE

----------------------------------------------------------------------------------------------------
                TRANSPORTATION -- RAIL - 3.33%
     $ 650      Norfolk Southern Corporation, Bonds...............   7.050%    05/01/37  $   676,000
                                                                                         -----------
                UTILITIES - 5.80%
       250      Empresa Electrica del Norte Grande S.A., Senior
                  Loan Participation Certificates*................   7.750     03/15/06      248,125
       500      Ras Laffan Liquified Natural Gas Company Limited,
                  Secured Bonds*..................................   7.628     09/15/06      525,625
       400      Western Resources Inc.............................   7.125     08/01/09      402,000
                                                                                         -----------
                                                                                           1,175,750
                                                                                         -----------
                Total Corporate Obligations
                  (cost - $11,075,635)............................                        11,277,742
                                                                                         -----------
                U.S. GOVERNMENT AGENCY OBLIGATIONS -- 15.18%
                FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.92%
       802      Federal Home Loan Mortgage Corporation............   6.000     10/01/00-05/01/02     795,563
                                                                                         -----------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.22%
       248      Federal National Mortgage Association.............  6.500-7.000 01/01/26-04/01/26     246,841
                                                                                         -----------
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 10.04%
       472      Government National Mortgage Association..........   7.000     08/15/10-08/15/25     474,709
     1,560      Government National Mortgage Association, TBA.....   7.000     03/15/27    1,560,975
                                                                                         -----------
                                                                                           2,035,684
                                                                                         -----------
                Total U.S. Government Agency Obligations
                  (cost - $3,031,343).............................                         3,078,088
                                                                                         -----------
                U.S. GOVERNMENT OBLIGATIONS -- 15.24%
                U.S. TREASURY NOTES - 15.24%
     3,050      U.S. Treasury Notes
                  (cost - $3,063,823).............................  5.750-7.750 08/15/98-06/30/02   3,088,642
                                                                                         -----------
                Total Long-Term Debt Investments
                  (cost - $17,170,801)............................                        17,444,472
                                                                                         -----------

The accompanying notes are an integral part of the financial statements.

THE                     BEAR                    STEARNS                    FUNDS

                          Total Return Bond Portfolio
                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

----------------------------------------------------------------------------------------------------
                                                                                           MARKET
    SHARES                                                                                  VALUE

----------------------------------------------------------------------------------------------------
                LONG-TERM EQUITY INVESTMENTS -- 2.38%
                PREFERRED STOCK - 2.38%
       500      1585 Broadway Corporation, Step-Down Preferred
                  Stock, 13.83%, 12/30/06*++ (cost - $501,275)....                       $   482,063
                                                                                         -----------
                SHORT-TERM INVESTMENTS -- 17.44%
                INVESTMENT COMPANY - 0.42%
    86,313      The Milestone Funds Treasury Obligations
                  Portfolio,
                  Institutional Shares**..........................                            86,313
                                                                                         -----------


   PRINCIPAL
    AMOUNT                                                          INTEREST   MATURITY
    (000'S)                                                           RATE       DATE
---------------                                                     --------   --------
                U.S. GOVERNMENT AGENCY DISCOUNT NOTE - 17.02%
     $3,450     Federal Home Loan Bank, Discount Note***..........   5.920%    10/01/97    3,450,000
                                                                                         -----------
                Total Short-Term Investments
                  (cost - $3,536,313).............................                         3,536,313
                                                                                         -----------
                Total Investments -- 105.88%
                  (cost - $21,208,389)............................                        21,462,848
                Liabilities in excess of other assets --
                  (5.88)%.........................................                        (1,192,876)
                                                                                         -----------
                Net Assets -- 100.00%.............................                       $20,269,972
                                                                                         -----------
                                                                                         -----------

---------
MTN Medium-Term Notes.
TBA To Be Announced. TBA securities are purchased on a firm commitment basis with an approximate principal and maturity. The actual principal and maturity date is determined upon settlement.
* SEC Rule 144A Security. Such securities are traded only among "qualified institutional buyers."
**    Money market fund.
***   A portion of which was segregated as collateral for TBA securities.
+ Coupon steps up if issuer is downgraded. Notes may be repurchased by issuer at par, if downgraded below investment grade.
++   Security was called on October 1, 1997 at $964.86 per share.

The accompanying notes are an integral part of the financial statements.

THE                     BEAR                    STEARNS                    FUNDS

                      STATEMENT OF ASSETS AND LIABILITIES

                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

                                                    EMERGING MARKETS    TOTAL RETURN
                                                     DEBT PORTFOLIO    BOND PORTFOLIO
                                                    ----------------   --------------
ASSETS
  Investments, at value (cost - $35,041,512 and
    $21,208,389, respectively)....................    $ 40,046,582      $ 21,462,848
  Receivable for Portfolio shares sold............          79,556           204,032
  Receivable for investments sold.................         956,451                --
  Receivable from investment adviser..............              --            51,405
  Interest and dividend receivable................         737,151           228,590
  Deferred organization expenses and other
    assets........................................          70,322            55,102
                                                    ----------------   --------------
        Total assets..............................      41,890,062        22,001,977
                                                    ----------------   --------------
LIABILITIES
  Payable for investments purchased...............       1,021,653         1,545,375
  Payable for Portfolio shares repurchased........          20,791            31,304
  Distribution fee payable (class A and C
    shares).......................................          39,026             4,871
  Dividends payable...............................              --            26,285
  Investment management fee payable...............          10,277                --
  Custodian fee payable...........................          12,571             6,906
  Administration fee payable......................              --             2,542
  Accrued expenses................................          90,459           114,722
                                                    ----------------   --------------
        Total liabilities.........................       1,194,777         1,732,005
                                                    ----------------   --------------
NET ASSETS
  Capital stock, $0.001 par value (unlimited
    shares of beneficial interest authorized).....           3,200             1,626
  Paid-in capital.................................      35,062,881        19,975,337
  Undistributed net investment income.............          36,335                --
  Accumulated net realized gain from
    investments...................................         587,799            38,550
  Net unrealized appreciation on investments......       5,005,070           254,459
                                                    ----------------   --------------
        Net assets................................    $ 40,695,285      $ 20,269,972
                                                    ----------------   --------------
                                                    ----------------   --------------
CLASS A
  Net assets......................................    $ 36,568,945      $  3,083,790
                                                    ----------------   --------------
  Shares of beneficial interest outstanding.......       2,875,133           247,417
                                                    ----------------   --------------
  Net asset value per share.......................          $12.72            $12.46
                                                    ----------------   --------------
                                                    ----------------   --------------
  Maximum offering price per share (net asset
    value plus sales charge of
    3.75%* of the offering price).................          $13.22            $12.95
                                                    ----------------   --------------
                                                    ----------------   --------------
CLASS C
  Net assets......................................    $  4,126,340      $  1,274,897
                                                    ----------------   --------------
  Shares of beneficial interest outstanding.......         324,921           102,288
                                                    ----------------   --------------
  Net asset value and offering price per
    share**.......................................          $12.70            $12.46
                                                    ----------------   --------------
                                                    ----------------   --------------
                                                    ----------------   --------------
                                                    ----------------   --------------
CLASS Y
  Net assets......................................                      $ 15,911,285
                                                                       --------------
  Shares of beneficial interest outstanding.......                         1,276,593
                                                                       --------------
  Net asset value, offering and redemption price
    per share.....................................                            $12.46

--------
* On investments of $50,000 or more, the offering price is reduced. **Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

THE                     BEAR                    STEARNS                    FUNDS

                            STATEMENT OF OPERATIONS

                  FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997
                                  (UNAUDITED)

                                                    EMERGING MARKETS    TOTAL RETURN
                                                     DEBT PORTFOLIO    BOND PORTFOLIO
                                                    ----------------   --------------
INVESTMENT INCOME
  Interest........................................    $  1,740,987      $    620,185
  Dividends.......................................              --            53,164
                                                    ----------------   --------------
                                                         1,740,987           673,349
                                                    ----------------   --------------
EXPENSES
  Investment management/advisory fees.............         221,802            42,277
  Transfer agent fees and expenses................          25,435            59,894
  Accounting fees.................................          36,102            48,024
  Legal and auditing fees.........................          50,064            20,004
  Distribution fees - class A.....................          61,914             5,679
  Distribution fees - class C.....................          12,778             4,111
  Federal and state registration fees.............          36,062            24,586
  Reports and notices to shareholders.............          31,526            11,531
  Amortization of organization expenses...........          27,441             6,498
  Custodian fees and expenses.....................          21,808             5,766
  Trustees' fees and expenses.....................          10,264             5,014
  Administration fees.............................              --            14,092
  Insurance expenses..............................           6,951             6,795
  Other...........................................           1,955             1,534
                                                    ----------------   --------------
      Total expenses before waivers and related
        reimbursements............................         544,102           255,805
      Less: waivers and related reimbursements....        (149,008)         (203,524)
                                                    ----------------   --------------
      Total expenses after waivers and related
        reimbursements............................         395,094            52,281
                                                    ----------------   --------------
  Net investment income...........................       1,345,893           621,068
                                                    ----------------   --------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain from investments..............       2,672,664           101,793
  Net change in unrealized
    appreciation/(depreciation) on investments....       2,368,010           555,414
                                                    ----------------   --------------
  Net realized and unrealized gain on
    investments...................................       5,040,674           657,207
                                                    ----------------   --------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................    $  6,386,567      $  1,278,275
                                                    ----------------   --------------
                                                    ----------------   --------------

The accompanying notes are an integral part of the financial statements.

THE                     BEAR                    STEARNS                    FUNDS

                       STATEMENT OF CHANGES IN NET ASSETS

                                                             EMERGING MARKETS                        TOTAL RETURN
                                                              DEBT PORTFOLIO                        BOND PORTFOLIO
                                                    -----------------------------------   -----------------------------------
                                                       FOR THE SIX          FOR THE          FOR THE SIX          FOR THE
                                                       MONTHS ENDED       FISCAL YEAR        MONTHS ENDED       FISCAL YEAR
                                                    SEPTEMBER 30, 1997       ENDED        SEPTEMBER 30, 1997       ENDED
                                                       (UNAUDITED)       MARCH 31, 1997      (UNAUDITED)       MARCH 31, 1997
                                                    ------------------   --------------   ------------------   --------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income...........................     $  1,345,893       $   2,612,145      $    621,068       $   1,366,916
  Net realized gain/(loss) from investments.......        2,672,664           3,718,432           101,793             (61,189)
  Net realized loss on foreign currency
    transactions..................................               --             (45,625)               --                  --
  Net change in unrealized
    appreciation/(depreciation) on investments....        2,368,010           2,855,740           555,414            (148,563)
                                                    ------------------   --------------   ------------------   --------------
  Net increase in net assets resulting from
    operations....................................        6,386,567           9,140,692         1,278,275           1,157,164
                                                    ------------------   --------------   ------------------   --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income
    Class A shares................................       (1,208,874)         (2,452,281)         (103,810)           (262,042)
    Class C shares................................         (118,614)           (105,187)          (32,722)            (92,135)
    Class Y shares................................               --                  --          (484,536)         (1,012,739)
                                                    ------------------   --------------   ------------------   --------------
                                                         (1,327,488)         (2,557,468)         (621,068)         (1,366,916)
                                                    ------------------   --------------   ------------------   --------------
  Net realized capital gains
    Class A shares................................               --                  --                --             (10,555)
    Class C shares................................               --                  --                --              (4,155)
    Class Y shares................................               --                  --                --             (38,149)
                                                    ------------------   --------------   ------------------   --------------
                                                                 --                  --                --             (52,859)
                                                    ------------------   --------------   ------------------   --------------
SHARES OF BENEFICIAL INTEREST
  Net proceeds from the sale of shares............        4,418,616           8,277,741         2,730,046          11,283,204
  Cost of shares repurchased......................       (5,387,919)         (9,849,056)       (1,530,727)        (12,702,583)
  Shares issued in reinvestment of dividends......          837,901           1,693,825           542,732           1,111,988
                                                    ------------------   --------------   ------------------   --------------
  Net increase/(decrease) in net assets derived
    from shares of beneficial interest
    transactions..................................         (131,402)            122,510         1,742,051            (307,391)
                                                    ------------------   --------------   ------------------   --------------
  Total increase/(decrease) in net assets.........        4,927,677           6,705,734         2,399,258            (570,002)
NET ASSETS
  Beginning of period.............................       35,767,608          29,061,874        17,870,714          18,440,716
                                                    ------------------   --------------   ------------------   --------------
  End of period*..................................     $ 40,695,285       $  35,767,608      $ 20,269,972       $  17,870,714
                                                    ------------------   --------------   ------------------   --------------
                                                    ------------------   --------------   ------------------   --------------

--------
* Emerging Markets Debt Portfolio, includes undistributed net investment income of $36,335 and $17,930 respectively.

The accompanying notes are an integral part of the financial statements.

THE                     BEAR                    STEARNS                    FUNDS

                              FINANCIAL HIGHLIGHTS
                        Emerging Markets Debt Portfolio
      --------------------------------------------------------------------

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                                                                     FOR THE
                                                                                                                      PERIOD
                                                                                                      FOR THE        JULY 26,
                                             FOR THE SIX                                               FISCAL         1995*
                                            MONTHS ENDED                 FOR THE FISCAL              YEAR ENDED      THROUGH
                                         SEPTEMBER 30, 1997                YEAR ENDED                MARCH 31,      MARCH 31,
                                             (UNAUDITED)                 MARCH 31, 1997                 1996           1996
                                     ---------------------------   ---------------------------      ------------   ------------
                                      CLASS A         CLASS C       CLASS A         CLASS C           CLASS A        CLASS C
                                     ----------     ------------   ----------     ------------      ------------   ------------
PER SHARE OPERATING PERFORMANCE**
  Net asset value, beginning of
    period.........................  $    11.14     $  11.14       $     9.02     $   9.04          $   6.90       $   7.81
                                     ----------     ------------   ----------     ------------      ------------   ------------
  Net investment income(1).........        0.43         0.41             0.85         0.84              0.91           0.59
  Net realized and unrealized
    gain/(loss) on investments,
    foreign currency contracts and
    translation of foreign currency
    related transactions(2)........        1.57         1.56             2.10         2.07              2.13           1.32
                                     ----------     ------------   ----------     ------------      ------------   ------------
  Net increase/(decrease) in net
    assets resulting from
    operations.....................        2.00         1.97             2.95         2.91              3.04           1.91
                                     ----------     ------------   ----------     ------------      ------------   ------------
  Dividend and distributions to
    shareholders from
    Net investment income..........       (0.42)       (0.41)           (0.83)       (0.81)            (0.92)         (0.68)
    Net realized capital gains.....          --           --               --           --                --             --
                                     ----------     ------------   ----------     ------------      ------------   ------------
                                          (0.42)       (0.41)           (0.83)       (0.81)            (0.92)         (0.68)
                                     ----------     ------------   ----------     ------------      ------------   ------------
  Net asset value, end of period...  $    12.72     $  12.70       $    11.14     $  11.14          $   9.02       $   9.04
                                     ----------     ------------   ----------     ------------      ------------   ------------
                                     ----------     ------------   ----------     ------------      ------------   ------------
  Total investment return(3).......       18.09%       17.83%           33.48%       32.97%            46.13%         25.45%(4)
                                     ----------     ------------   ----------     ------------      ------------   ------------
                                     ----------     ------------   ----------     ------------      ------------   ------------
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000's
    omitted).......................  $   36,569     $  4,126       $   33,185     $  2,583          $ 28,860       $    202
  Ratio of expenses to average net
    assets(1)......................        2.00%(5)     2.40%(5)         2.00%        2.40%             2.00%          2.40%(5)
  Ratio of net investment income to
    average net assets(1)..........        6.98%(5)     6.57%(5)         7.95%        7.59%            10.64%          8.72%(4)(5)
  Decrease reflected in above
    expense ratios and net
    investment income due to
    waivers and related
    reimbursements.................        0.77%(5)     0.77%(5)         0.80%        0.64%             1.18%          3.42%(4)(5)
  Portfolio turnover rate..........       67.39%       67.39%          223.41%      223.41%           266.46%        266.46%


                                                      FOR THE
                                       FOR THE         PERIOD
                                        FISCAL      MAY 3, 1993*
                                      YEAR ENDED      THROUGH
                                      MARCH 31,      MARCH 31,
                                         1995           1994
                                     ------------   ------------
                                       CLASS A        CLASS A
                                     ------------   ------------
PER SHARE OPERATING PERFORMANCE**
  Net asset value, beginning of
    period.........................  $   8.98       $   9.55
                                     ------------   ------------
  Net investment income(1).........      0.79           0.66
  Net realized and unrealized
    gain/(loss) on investments,
    foreign currency contracts and
    translation of foreign currency
    related transactions(2)........     (1.85)         (0.55)
                                     ------------   ------------
  Net increase/(decrease) in net
    assets resulting from
    operations.....................     (1.06)          0.11
                                     ------------   ------------
  Dividend and distributions to
    shareholders from
    Net investment income..........     (0.77)         (0.65)
    Net realized capital gains.....     (0.25)         (0.03)
                                     ------------   ------------
                                        (1.02)         (0.68)
                                     ------------   ------------
  Net asset value, end of period...  $   6.90       $   8.98
                                     ------------   ------------
                                     ------------   ------------
  Total investment return(3).......    (13.07)%         0.36%
                                     ------------   ------------
                                     ------------   ------------
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000's
    omitted).......................  $ 28,049       $ 45,691
  Ratio of expenses to average net
    assets(1)......................      2.00%          2.00%(5)
  Ratio of net investment income to
    average net assets(1)..........      8.86%          7.24%(5)
  Decrease reflected in above
    expense ratios and net
    investment income due to
    waivers and related
    reimbursements.................      0.53%          0.33%(5)
  Portfolio turnover rate..........     35.01%        100.85%

------------
* Commenced investment operations on May 3, 1993. Class C shares commenced its intial public offering on July 26, 1995.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, which are based on the actual shares outstanding on the dates of distributions.
(1) Reflects waivers and related reimbursements.
(2) The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses in investments during the respective periods because of the timing of sales and repurchases of Portfolio shares in relation to fluctuating net asset values during the respective periods.
(3) Total investment return does not consider the effects of sales charges or contingent deferred sales charges. Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return is not annualized.
(4) The total investment return and ratios for class C shares are not necessarily comparable to those of class A shares, due to timing differences in the commencement of the initial public offering of class C shares.
(5) Annualized.

The accompanying notes are an integral part of the financial statements.

THE                     BEAR                    STEARNS                    FUNDS

                              FINANCIAL HIGHLIGHTS
                          Total Return Bond Portfolio
      --------------------------------------------------------------------

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                FOR THE SIX MONTHS
                                             ENDED SEPTEMBER 30, 1997                     FOR THE FISCAL YEAR
                                                   (UNAUDITED)                            ENDED MARCH 31, 1997
                                     ----------------------------------------   ----------------------------------------
                                      CLASS A         CLASS C       CLASS Y      CLASS A         CLASS C       CLASS Y
                                     ----------     ------------   ----------   ----------     ------------   ----------
PER SHARE OPERATING PERFORMANCE**
  Net asset value, beginning of
    period.........................  $12.03         $  12.03       $    12.03   $12.26         $  12.26       $    12.26
                                     ----------     ------------   ----------   ----------     ------------   ----------
  Net investment income(1).........    0.39             0.37             0.41     0.73             0.68             0.77
  Net realized and unrealized
    gain/(loss) on
    investments(2).................    0.43             0.43             0.43    (0.20)           (0.20)           (0.20)
                                     ----------     ------------   ----------   ----------     ------------   ----------
  Net increase in net assets
    resulting from operations......    0.82             0.80             0.84     0.53             0.48             0.57
                                     ----------     ------------   ----------   ----------     ------------   ----------
  Dividends and distributions to
    shareholders from..............
    Net investment income..........   (0.39)           (0.37)           (0.41)   (0.73)           (0.68)           (0.77)
    Net realized capital gains.....      --               --               --    (0.03)           (0.03)           (0.03)
                                     ----------     ------------   ----------   ----------     ------------   ----------
                                      (0.39)           (0.37)           (0.41)   (0.76)           (0.71)           (0.80)
                                     ----------     ------------   ----------   ----------     ------------   ----------
  Net asset value, end of period...  $12.46         $  12.46       $    12.46   $12.03         $  12.03       $    12.03
                                     ----------     ------------   ----------   ----------     ------------   ----------
                                     ----------     ------------   ----------   ----------     ------------   ----------
  Total investment return(3).......    6.92%            6.71%            7.11%    4.40%            3.99%            4.77%
                                     ----------     ------------   ----------   ----------     ------------   ----------
                                     ----------     ------------   ----------   ----------     ------------   ----------
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000's
    omitted).......................  $3,084         $  1,275       $   15,911   $3,367         $  1,018       $   13,486
  Ratio of expenses to average net
    assets(1)......................    0.80%(5)         1.20%(5)         0.45%(5)   0.80%          1.20%            0.45%
  Ratio of net investment income to
    average net assets(1)..........    6.41%(5)         5.96%(5)         6.71%(5)   5.99%          5.57%            6.34%
  Decrease reflected in above
    expense ratios and net
    investment income due to
    waivers and reimbursements.....    2.19%(5)         2.17%(5)         2.17%(5)   1.73%          1.74%            1.73%
  Portfolio turnover rate..........  135.96%          135.96%          135.96%  262.95%          262.95%          262.95%

                                                  FOR THE PERIOD
                                                  APRIL 5, 1995*
                                                     THROUGH
                                                  MARCH 31, 1996
                                     ----------------------------------------
                                      CLASS A         CLASS C       CLASS Y
                                     ----------     ------------   ----------
PER SHARE OPERATING PERFORMANCE**
  Net asset value, beginning of
    period.........................  $12.00         $  12.00       $    12.35
                                     ----------     ------------   ----------
  Net investment income(1).........    0.71             0.67             0.41
  Net realized and unrealized
    gain/(loss) on
    investments(2).................    0.30             0.30            (0.05)
                                     ----------     ------------   ----------
  Net increase in net assets
    resulting from operations......    1.01             0.97             0.36
                                     ----------     ------------   ----------
  Dividends and distributions to
    shareholders from..............
    Net investment income..........   (0.71)           (0.67)           (0.41)
    Net realized capital gains.....   (0.04)           (0.04)           (0.04)
                                     ----------     ------------   ----------
                                      (0.75)           (0.71)           (0.45)
                                     ----------     ------------   ----------
  Net asset value, end of period...  $12.26         $  12.26       $    12.26
                                     ----------     ------------   ----------
                                     ----------     ------------   ----------
  Total investment return(3).......    8.54%            8.13%            2.92%(4)
                                     ----------     ------------   ----------
                                     ----------     ------------   ----------
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000's
    omitted).......................  $4,467         $  1,775       $   12,199
  Ratio of expenses to average net
    assets(1)......................    0.85%(5)         1.25%(5)         0.45%(5)
  Ratio of net investment income to
    average net assets(1)..........    5.76%(5)         5.38%(5)         5.93%(4)(5)
  Decrease reflected in above
    expense ratios and net
    investment income due to
    waivers and reimbursements.....    2.87%(5)         2.95%(5)         2.89%(4)(5)
  Portfolio turnover rate..........  107.35%          107.35%          107.35%

------------
* Commencement of investment operations. Class Y shares commenced its intial public offering on September 8, 1995.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, which are based on the actual shares outstanding on the dates of distributions.
(1) Reflects waivers and reimbursements.
(2) The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses in investments during the respective periods because of the timing of sales and repurchases of Portfolio shares in relation to fluctuating net asset values during the respective periods.
(3) Total investment return does not consider the effects of sales charges or contingent deferred sales charges. Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return is not annualized.
(4) The total investment return and ratios for class Y shares are not necessarily comparable to those of class A and C shares, due to timing differences in the commencement of the initial public offering of class Y shares.
(5) Annualized.

The accompanying notes are an integral part of the financial statements.

THE                     BEAR                    STEARNS                    FUNDS

                        Emerging Markets Debt Portfolio
                          Total Return Bond Portfolio
                  NOTES TO FINANCIAL STATEMENTS --(UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Bear Stearns Investment Trust (the "Trust") and The Bear Stearns Funds (the "Fund") were organized as Massachusetts business trusts on October 15, 1992 and September 29, 1994, respectively, and are registered with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as open-end management investment companies. The Trust currently has one fund in operation, the Emerging Markets Debt Portfolio ("Debt Portfolio"), a non-diversified portfolio. On February 22, 1995, the Debt Portfolio changed its name from the Emerging Markets Debt Fund. As of the date hereof, the Debt Portfolio offers three classes of shares, which have been designated as class A, C and Y shares. The initial public offering for the class C shares commenced on July 26, 1995. Class Y shares has yet to commence its initial public offering. The Fund currently consists of seven separate portfolios: four diversified portfolios, Prime Money Market Portfolio, Large Cap Value Portfolio, Small Cap Value Portfolio and Total Return Bond Portfolio ("Bond Portfolio"), and three non-diversified portfolios, The Insiders Select Fund, S&P STARS Portfolio and Focus List Portfolio (which has not yet commenced the public offering of its shares). The Bond Portfolio offers three classes of shares, which have been designated as class A, C, and Y shares. The initial public offering for the class Y shares commenced on September 8, 1995.

ORGANIZATIONAL MATTERS--Prior to commencing investment operations on May 3, 1993, the Debt Portfolio did not have any transactions other than those relating to organizational matters and the sale of 10,472 shares of beneficial interest of the Trust to Bear Stearns Funds Management Inc. ("BSFM"). Prior to commencing investment operations on April 5, 1995, the Bond Portfolio did not have any transactions other than those relating to organizational matters and the sale of 1,041 class A shares and 1,041 class C shares of beneficial interest to Bear, Stearns & Co. Inc. ("Bear Stearns" or the "Distributor"). Costs of $273,667 and $76,571 which were incurred by the Debt Portfolio and the Bond Portfolio (collectively, the "Portfolios"), respectively, in connection with the organization, registration with the Commission and initial public offering of its shares, have been deferred and are being amortized using the straight-line method over the period of benefit not exceeding sixty months, beginning with the commencement of investment operations of each Portfolio. In the event that BSFM or Bear Stearns or any transferee thereof redeems any of its original shares prior to the end of the sixty month period, the proceeds of the redemption payable in respect of such shares shall be reduced by the pro rata share (based on the proportionate share of the original shares redeemed to the total number of original shares outstanding at the time of the redemption) of the unamortized deferred organization expenses as of the date of such redemption. In the event that any of the Portfolios are liquidated prior to the end of the sixty month period, BSFM or Bear Stearns or any transferee thereof shall bear the unamortized deferred organization expenses.

MANAGEMENT ESTIMATES--The preparation of financial statements in accordance with generally accepted accounting principles requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION--Each Portfolio calculates the net asset value of and completes orders to purchase or repurchase Portfolio shares of beneficial interest on each business day, with the exception of those days on which the New York Stock Exchange is closed.

The assets of the Debt Portfolio are not listed on security exchanges or traded on other regulated markets, therefore, in the absence of reported sales prices on a valuation date, assets generally will be valued at the mean of the last bid and offer quotations. In the absence of reported bid and offer quotations on such valuation date, such assets will be valued from the broker bids of at least one market maker. In the absence of current broker bids or if PFPC Inc. ("PFPC"), in consultation with the Valuation Committee, concludes that such broker bids are not indicative of the fair value for such assets by reason of the illiquidity of a particular security or investment, or other factors, the value of such assets will be recorded at their fair value determined in good faith by the Administrator after consultation with the Valuation Committee. In making this determination the Valuation Committee will consider, among other things, publicly available information regarding the issuer, market conditions and values ascribed to comparable companies. In instances where the price determined above is deemed not to represent fair market value, the price is determined in such manner as the Board of Trustees may prescribe. Any assets which are denominated in a foreign currency are converted into U.S. dollars at the prevailing market rates for purposes of calculating net asset value.

For the Bond Portfolio, substantially all of the investments (including short-term investments) are valued at each business day by one or more independent pricing services (the "Service") approved by the Fund's Board of Trustees. Securities valued by the Service for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market, are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

The amortized cost method of valuation is used with respect to debt obligations with 60 days or less remaining to maturity, unless this method does not represent fair value. Expenses and fees, including the investment management/advisory, administration and distribution fees, are accrued daily and taken into account for the purpose of determining the net asset value of each Portfolio's shares. Because of the differences in operating expenses incurred by each class, the per share net asset value of each class will differ.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date (the date on which the order to buy or sell is executed). Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are treated as adjustments to interest income and identified costs of investments over the lives of the respective investments. The Debt Portfolio's net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). The Bond Portfolio's net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of the settled shares value of each class at the beginning of the day.

FOREIGN CURRENCY TRANSLATION--The books and records of the Debt Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations. The Debt Portfolio does not generally isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. However, the Debt Portfolio does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

FORWARD FOREIGN CURRENCY CONTRACTS--The Debt Portfolio is permitted to enter into forward foreign currency exchange contracts solely for purposes of protecting against adverse changes in foreign currency exchange rates. The Debt Portfolio may enter into contracts to purchase foreign currencies to protect against a rise in the U.S. dollar price of securities it has purchased pending final settlement, or it may enter into contracts to sell foreign currencies to protect against the decline in value of its non-dollar denominated securities due to a decline in the value of foreign currencies against the U.S. dollar. When the Debt Portfolio enters into a forward foreign currency exchange contract to buy a foreign currency, it will place cash or readily marketable securities in a segregated account in an amount equal to the value of its total assets committed to the consummation of the forward contract. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account so that the value of the account will equal the amount of the Debt Portfolio's commitment with respect to the contract. Investors should be aware that the forward currency market for the purchase of U.S. dollars in many emerging countries is not highly developed and that in certain emerging countries no forward market for foreign currencies currently exists or that such market may be closed to investment by the Debt Portfolio. The Debt Portfolio held no such contracts during the six months ended September 30, 1997.

U.S. FEDERAL TAX STATUS--Each Portfolio intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing during each calendar year substantially all of its ordinary income and capital gains, if any, each Portfolio intends not to be subject to a U.S. federal excise tax.

At March 31, 1997, the Debt Portfolio and the Bond Portfolio had a capital loss carryforward of $2,082,264 and $60,955, respectively, available as a reduction, to the extent provided in regulations of any future net capital gains realized before the end of fiscal year 2004 and 2005, respectively. To the extent that the loss is used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

FOREIGN WITHHOLDING TAXES--Income received by the Debt Portfolio from sources outside of the United States may be subject to withholding and other taxes imposed by countries other than the United States.

DIVIDENDS AND DISTRIBUTIONS--The Debt Portfolio declares and pays as quarterly dividends to shareholders substantially all of its net investment income. The Bond Portfolio declares from net investment income on each day the New York Stock Exchange is open for business. These dividends on the Bond Portfolio are paid usually on or about the twentieth day of each month. Distribution of net realized gains, if any, will be declared and paid at least annually by each Portfolio. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within capital accounts based on their U.S. federal tax-basis treatment; temporary differences do not require reclassification.

TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

For the six months ended September 30, 1997, BSFM, a wholly-owned subsidiary of The Bear Stearns Companies Inc., serves as the Debt Portfolio's investment manager pursuant to the Investment Management Agreement. For its investment management and administrative services, BSFM receives from the Debt Portfolio a monthly fee at an annual rate equal to 1.15% of the Debt Portfolio's average daily net assets up to $50 million, 1.00% of the Debt Portfolio's average daily net assets of more than $50 million but not in excess of $100 million and 0.70% of the Debt Portfolio's average daily net assets above $100 million. Prior to May 4, 1995, BEA Associates ("BEA") served as investment adviser to the Debt Portfolio.

For the six months ended September 30, 1997, BSFM served as the Bond Portfolio's investment adviser pursuant to an Investment Advisory Agreement. BSFM is entitled to receive from the Bond Portfolio a monthly fee equal to an annual rate of 0.45% of the Bond Portfolio's average daily net assets.

For the six months ended September 30, 1997, BSFM served as administrator to the Bond Portfolio pursuant to an Administrative Agreement. BSFM is entitled to receive from the Bond Portfolio a monthly fee equal to an annual rate of 0.15% of the Bond Portfolio's average daily net assets.

Under the terms of an Administrative Services Agreement with the Portfolios, PFPC provides certain administrative services to each Portfolio. For providing these services, PFPC is entitled to receive from the Portfolios a monthly fee equal to an annual rate of 0.10% of each Portfolio's average daily net assets up to $200 million, 0.075% of the next $200 million, 0.05% of the next $200 million, and 0.03% of net assets above $600 million, subject to a minimum annual fee of $132,000 for each Portfolio. During the six months ended September 30, 1997, PFPC has voluntarily waived a portion of its fee.

For the six months ended September 30, 1997, BSFM voluntarily undertook to limit the total operating expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary items) to a maximum annual level of 2.00% and 2.40% of the average daily net assets of the Debt Portfolio's class A and C shares, respectively, as did BEA and BSFM in their respective capacities prior to May 4, 1995. Effective September 1, 1995, BSFM further undertook to reduce the total operating expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary items) with respect to the Bond Portfolio, to a maximum annual level of 0.80%, 1.20%, an 0.45% of the Bond Portfolio's average daily net assets for class A, C, and Y shares, respectively. As necessary, these limitations are effected by waivers by BSFM of its investment management/advisory fees and reimbursement of expenses exceeding the investment management/advisory fees. For the six months ended September 30, 1997, BSFM waived investment management/advisory fees of $149,008 and $42,277 for the Debt Portfolio and the Bond Portfolio, respectively. In addition, BSFM reimbursed $161,247 for the Bond Portfolio in order to maintain the voluntary expense limitation. The Portfolios will not pay BSFM at a later time for any amounts BSFM may waive, nor will the Portfolios reimburse BSFM for any amounts BSFM may assume.

Custodial Trust Company, a wholly-owned subsidiary of The Bear Stearns Companies Inc. and an affiliate of BSFM, serves as custodian to the Bond Portfolio.

DISTRIBUTION PLAN

The Trust, on behalf of the Debt Portfolio, has entered into an amended and restated Distribution and Servicing Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act. Upon adoption of the Plan by the shareholders of the Debt Portfolio on May 4, 1995, the Plan has increased the amount of 12b-1 fees on the Debt Portfolio's current shares, which have been designated class A shares, from an annual rate of 0.25% of the average daily net assets of the Debt Portfolio to an annual rate of 0.35% (of which 0.25% was attributable to shareholder servicing) of the average daily net assets of the class A shares of the Debt Portfolio. The Plan provides for 12b-1 fees on the class C shares at an annual rate of 0.75% of the average daily net assets of the class C shares. Despite the increase in fees under the amended and restated 12b-1 plan, the total operating expenses of the Debt Portfolio have remained constant due to the expense limitation. In addition, a higher level of 12b-1 fees enables the Debt Portfolio to offer improved shareholder services, such as lower investment minimums and the ability to exchange shares of the Debt Portfolio with shares of the same class of certain other funds and portfolios affiliated with Bear Stearns.

The Fund, on behalf of the Bond Portfolio, has entered into a Distribution and Servicing Plan (the "Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act. Under the Distribution Plan in effect for the six months ended September 30, 1997, the Bond Portfolio paid Bear Stearns a fee at an annual rate of 0.35% for class A shares (of which 0.25% was attributable to shareholder servicing) and 0.75% for class C shares.

Such fees are based on the average daily net assets in each class of each Portfolio and are accrued daily and paid quarterly or at such other intervals as the Board of Trustees may determine. For the six months ended September 30, 1997, Bear Stearns, as distributor, earned $30,733 and $5,758 for the Debt Portfolio and the Bond Portfolio, respectively, in distribution fees. Bear Stearns uses these fees to pay broker/dealers whose clients hold each Portfolio's shares and other distribution-related activities. For the same period, Bear Stearns, earned $43,959 and $4,032 for the Debt Portfolio and the Bond Portfolio, respectively, in shareholder servicing fees. Bear Stearns pays broker/dealers and other financial institutions whose clients hold Portfolio shares primarily for shareholder liaison and other account maintenance services.

In addition, as Distributor of the Portfolios, Bear Stearns collects the sales charges imposed on sales of each Portfolio's class A shares, and reallows a portion of such charges to dealers through which the sales are made. As a result of an undertaking by the Distributor, it reallowed or will reallow all of the sales charges to its dealers selling Portfolio shares for the period February 15, 1996 through June 30, 1996. Furthermore, the Distributor has increased the compensation paid to its dealers selling Portfolio shares on net asset value transfers (purchases made by investors with the proceeds from a redemption of shares of an investment company sold with a sales charge or commission and not distributed by Bear Stearns) from 0.50% to 1.00% beginning April 15, 1996 until the new pricing structure is implemented later this year. In addition, Bear Stearns advanced 1.00% in sales commissions on the sale of class C shares to dealers at the time of such sales.

For the six months ended September 30, 1997, Bear Stearns has advised each Portfolio that it received approximately $39,700 and $4,000 in front-end sales charges resulting from sales of class A shares of the Debt Portfolio and the Bond Portfolio, respectively. From these fees, Bear Stearns paid such sales charges to brokers/dealers which in turn paid commissions to salespersons. In addition, Bear Stearns has advised the Debt Portfolio and the Bond Portfolio that during the period, it received approximately $600 and $100, respectively, in contingent deferred sales charges upon certain redemptions by class C shareholders.

INVESTMENTS IN SECURITIES

For U.S. federal income tax purposes, the cost of securities owned at September 30, 1997, were $35,083,067 and $21,208,623 for the Debt Portfolio and the Bond Portfolio, respectively. Accordingly, the net unrealized appreciation on investments were as follows:

                                                                            NET
PORTFOLIO                                 APPRECIATION   DEPRECIATION   APPRECIATION
----------------------------------------  ------------   ------------   ------------
Debt Portfolio..........................   $ 4,978,427     $(14,912)     $ 4,963,515
Bond Portfolio..........................       283,623      (29,398)         254,225

For the six months ended September 30, 1997, aggregate purchases and sales of portfolio securities (excluding short-term investments) for each Portfolio were as follows:

PORTFOLIO                                  PURCHASES      SALES
----------------------------------------  -----------  -----------
Debt Portfolio..........................  $24,634,510  $25,144,349
Bond Portfolio..........................   23,927,525   24,079,749

SHARES OF BENEFICIAL INTEREST

Each Portfolio offers class A, C and Y shares. Class A shares are sold with a front-end sales charge of up to 3.75%. Class C shares are sold with a contingent deferred sales charge ("CDSC") of 1.00% within the first year. There is no sales charge or CDSC on class Y shares, which are offered primarily to institutional investors.

At September 30, 1997, there was an unlimited amount of $0.001 par value shares of beneficial interest authorized for each Portfolio, of which BSFM owned 10,472 class A shares of the Debt Portfolio and Bear Stearns owned 1,041 each of class A and C shares of the Bond Portfolio. Transactions in shares of beneficial interest were as follows:

                                              DEBT PORTFOLIO                BOND PORTFOLIO
                                          ----------------------  ----------------------------------
                                           CLASS A     CLASS C     CLASS A     CLASS C     CLASS Y
                                          ----------  ----------  ----------  ----------  ----------
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)
SALES:
Shares..................................     266,884      98,259      24,759      27,993     167,535
Amount..................................  $3,233,816  $1,184,800  $  302,380  $  347,873  $2,079,793
REPURCHASES:
Shares..................................     429,742      13,880      63,759      12,682      47,611
Amount..................................  $5,216,015  $  171,904  $  785,090  $  157,543  $  588,094
REINVESTMENTS:
Shares..................................      59,115       8,630       6,509       2,351      35,205
Amount..................................  $  731,220  $  106,681  $   80,079  $   28,946  $  433,707
FOR THE FISCAL YEAR ENDED MARCH 31, 1997
SALES:
Shares..................................     530,036     236,617     124,771      24,694     777,105
Amount..................................  $5,729,161  $2,548,580  $1,526,794  $  301,360  $9,455,050
REPURCHASES:
Shares..................................     902,360      35,448     223,376      89,493     723,355
Amount..................................  $9,458,425  $  390,631  $2,719,344  $1,098,501  $8,884,738
REINVESTMENTS:
Shares..................................     151,588       8,435      14,003       4,620      72,402
Amount..................................  $1,601,260  $   92,565  $  171,130  $   56,453  $  884,405

CREDIT AGREEMENT

The Trust (on behalf of the Debt Portfolio) and the Fund (on behalf of the Bond Portfolio) have entered into a credit agreement with The First National Bank of Boston. Small Cap Value Portfolio, Large Cap Value Portfolio, The Insiders Select Fund, S&P STARS Portfolio, Prime Money Market Portfolio and Focus List Portfolio are also parties to the credit agreement. The agreement provides that each party to the credit agreement is permitted to borrow in an amount equal to the lesser of $25 million or 25% of the net assets of a Portfolio. At no time shall the aggregate outstanding principal amount of all loans to any of the Portfolios exceed $25 million. Each Portfolio as a fundamental policy is permitted to borrow in an amount up to 33 1/3% of the value of such Portfolio's assets. However, each Portfolio currently intends to borrow money only for temporary or emergency (not leveraging) purposes in an amount up to 15% (10% for the Debt Portfolio) of its net assets. The line of credit will bear interest at the greater of: (i) the annual rate of interest announced from time to time from the bank at its head office as its Base Rate, or (ii) the Federal Funds Effective Rate plus 0.50%, or at the borrower's option, the rate quoted by The First National Bank of Boston.

Each loan is payable on demand or upon termination of this credit agreement or, for money market loans, on the last day of the interest period and, in any event, not later than 14 days from the date the loan was advanced.

Amounts outstanding under the line of credit agreement for the Bond Portfolio averaged $6,311 during the six months ended September 30, 1997. The maximum amounts outstanding at any month-end under such line of credit agreement during six months ended September 30, 1997, for the Bond Portfolio was $53,000. The average interest rates during 1997, on amounts outstanding under such line of credit agreement was 7.38% for the Bond Portfolio. The Bond Portfolio had no amounts outstanding under the line of credit agreement at September 30, 1997. The Debt Portfolio had no amounts outstanding under the line of credit agreement during the six months ended September 30, 1997.

CONCENTRATION OF RISK--DEBT PORTFOLIO

Investments in emerging markets debt involve special risks. The issuer of the debt of the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Debt Portfolio may have limited legal recourse in the event of a default.

Certain emerging countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging country's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. The Debt Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Debt Portfolio of any restrictions on investments.

Most securities markets in emerging market countries may have substantially less volume and are subject to less government supervision than U.S. securities markets. Securities of many issuers in emerging market countries may be less liquid and more volatile than securities of comparable domestic issuers. In addition, there is less regulation of securities exchanges, securities dealers, and listed and unlisted companies in emerging market countries than in the United States.

Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.

CREDIT RISK--DEBT PORTFOLIO

Forward contracts are subject to the risk that the counterparty to the contract will default on its obligations. A default on the contract would deprive the Debt Portfolio of unrealized profits, the benefits of a currency hedge, increase transaction costs or force the Debt Portfolio to cover its purchase or sale commitments, if any, at the current market price. The Debt Portfolio will not enter into such transactions unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by BSFM.

TRUSTEES AND CORPORATE OFFICERS

Michael Minikes     Chairman of the Board
Robert S. Reitzes   President
Peter B. Fox        Trustee - Emerging Markets Debt Portfolio
                    Executive Vice President - Total Return Bond Portfolio
William J.          Executive Vice President - Total Return Bond Portfolio
Montgoris
Peter M. Bren       Trustee
Alan J. Dixon       Trustee - Total Return Bond Portfolio
John R. McKernan,   Trustee
Jr.
M.B. Oglesby, Jr.   Trustee
Stephen A.          Vice President
Bornstein
Donalda L. Fordyce  Vice President
Frank J. Maresca    Vice President and Treasurer
Ellen T. Arthur     Secretary
Vincent L. Pereira  Assistant Treasurer
Christina P. La     Assistant Secretary
Mastro